UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09357

                            JNLNY Variable Fund I LLC
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               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
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                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
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                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2004 - September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
SEPTEMBER 30, 2004

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)
COMMON STOCks - 98.5%
                                                                      SHARES          VALUE
AEROSPACE & DEFENSE - 8.1%
  BAE Systems Plc                                                       130            $527


AUTO PARTS & EQUIPMENT - 4.9%
  GKN Plc                                                                82             320


COMMERCIAL SERVICES - 6.9%
  COSCO Pacific Ltd.                                                    270             450


DIVERSIFIED FINANCIAL SERVICES - 6.7%
  JPMorgan Chase & Co.                                                   11             433


ENGINEERING & CONSTRUCTION - 6.8%
  Cheung Kong Infrastructure Holdings Ltd.                              169             438


ENTERTAINMENT - 7.9%
  EMI Group Plc                                                         129             514


FOOD - 7.4%
  Tate & Lyle Plc                                                        69             479


HOLDING COMPANIES - DIVERSIFIED - 5.9%
  Citic Pacific Ltd.                                                    148             381


MANUFACTURING - 6.5%
  General Electric Capital Corp.                                         13             424


OIL & GAS PRODUCERS - 7.1%
  Exxon Mobil Corp.                                                      10             462


REAL ESTATE - 6.6%
  Hang Lung Properties Ltd.                                             290             428


TELECOMMUNICATIONS - 10.1%
  AT&T Corp.                                                             19             265
  SBC Communications Inc.                                                15             382
                                                                                        647
TRANSPORTATION - 13.6%
  MTR Corp.                                                             296             445
  Peninsular and Oriental Steam Navigation Co.                           92             437
                                                                                        882
  Total Common Stocks (cost $5,969)                                                   6,385
SHORT TERM INVESTMENTS - 2.6%
MONEY MARKET FUNDS - 2.6%
  Dreyfus Cash Management Plus, 1.50%, 09/30/04 (a) (d)                 171             171

  Total Short Term Investments (cost $171)                                              171
TOTAL INVESTMENTS - 101.1% (cost $6,140)                                              6,556

OTHER ASSETS AND LIABILITIES, NET -  (1.1%)                                            (72)

TOTAL NET ASSETS - 100%                                                              $6,484

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 4.4%
  Raytheon Co.                                                           19            $738


APPAREL - 4.1%
  V.F. Corp.                                                             14             674


AUTO MANUFACTURERS - 3.0%
  Ford Motor Co. (c)                                                     36             507


CHEMICALS - 4.5%
  Ashland Inc.                                                           13             741


COMPUTERS - 2.8%
  Electronic Data Systems Corp.                                          24             470


ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
  Emerson Electric Co.                                                    9             568


FOOD - 10.9%
  Campbell Soup Co. (c)                                                  22             571
  General Mills Inc.                                                     13             579
  Kellogg Co.                                                            16             669
                                                                                      1,819
FOREST PRODUCTS & PAPER - 7.6%
  Rayonier Inc.                                                          14             648
  Weyerhaeuser Co.                                                        9             617
                                                                                      1,265

HEALTHCARE - 4.9%
  Mentor Corp.                                                           24             819


HOME FURNISHINGS - 9.8%
  Leggett & Platt Inc.                                                   27             758
  Maytag Corp. (c)                                                       21             384
  Whirlpool Corp. (c)                                                     8             490
                                                                                      1,632
HOUSEHOLD PRODUCTS - 4.1%
  Avery Dennison Corp.                                                   10             682


LODGING - 13.8%
  Harrah's Entertainment Inc.                                            12             626
  Mandalay Resort Group                                                  13             889
  Starwood Hotels & Resorts Worldwide Inc.                               17             772
                                                                                      2,287
MACHINERY - 5.3%
  Cummins Inc.                                                           12             879


MANUFACTURING - 7.3%
  Cooper Industries Ltd. - Class A                                       10             595
  Harsco Corp.                                                           14             612
                                                                                      1,207
METAL FABRICATION & HARDWARE - 4.3%
  Timken Co.                                                             29             715


OIL & GAS PRODUCERS - 9.2%
  ConocoPhillips                                                          9             753
  Occidental Petroleum Corp.                                             14             772
                                                                                      1,525
  Total Common Stocks (cost $15,092)                                                 16,528
SHORT TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
  Dreyfus Cash Management Plus, 1.50%, 09/30/04 (a) (d)                 227            $227

  Total Short Term Investments (cost $227)                                              227
TOTAL INVESTMENTS - 100.8% (cost $15,319)                                            16,755

OTHER ASSETS AND LIABILITIES, NET -  (0.8%)                                           (126)

TOTAL NET ASSETS - 100%                                                             $16,629

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)
COMMON STOCKS - 99.7%
AUTO PARTS & EQUIPMENT - 4.1%
  Keystone Automotive Industries Inc. (b)                                 6            $127
  Tenneco Automotive Inc. (b)                                            16             205
                                                                                        332
BANKS - 2.7%
  Columbia Banking Systems Inc.                                           5             128
  Mercantile Bank Corp.                                                   3              93
                                                                                        221
BIOTECHNOLOGY - 6.8%
  Integra LifeSciences Holdings Corp. (b)                                10             328
  Serologicals Corp. (b) (c)                                              9             220
                                                                                        548
CHEMICALS - 3.5%
  Symyx Technologies Inc. (b)                                            12             284


ENTERTAINMENT - 2.7%
  Isle of Capri Casinos Inc. (b)                                         11             220


HEALTHCARE - 18.1%
  Cyberonics Inc. (b) (c)                                                 9             180
  Medical Action Industries Inc. (b)                                      4              65
  PolyMedica Corp.                                                       10             298
  Province Healthcare Co. (b)                                            19             390
  Thoratec Corp. (b)                                                     21             205
  Ventana Medical Systems Inc. (b)                                        6             322
                                                                                      1,460
HOUSEHOLD PRODUCTS - 4.6%
  Jarden Corp. (b) (c)                                                   10             372


INSURANCE - 3.3%
  Universal American Financial Corp. (b)                                 21             267


INTERNET - 0.9%
  Net2Phone Inc. (b) (c)                                                 23              75


LODGING - 3.8%
  Ameristar Casinos Inc.                                                 10             306


MANUFACTURING - 1.0%
  Applied Films Corp. (b)                                                 4              78


MINING - 1.9%
  RTI International Metals Inc. (b)                                       8             155

OFFICE & BUSINESS EQUIPMENT - 3.2%
  Global Imaging Systems Inc. (b) (c)                                     8             255


OIL & GAS PRODUCERS - 7.6%
  Range Resources Corp.                                                  21             365
  Swift Energy Co. (b)                                                   11             252
                                                                                        617
OIL & GAS SERVICES - 3.2%
  Tetra Technologies Inc. (b)                                             8             260


PACKAGING & CONTAINERS - 4.0%
  Silgan Holdings Inc.                                                    7             323


PHARMACEUTICALS - 3.2%
  Bentley Pharmaceuticals Inc. (b)                                        7              77
  Noven Pharmaceuticals Inc. (b)                                          9             178
                                                                                        255
REAL ESTATE - 2.9%
  Saxon Capital Inc. (b)                                                 11             235


RETAIL - 12.0%
  Bombay Co. Inc. (b)                                                    14             100
  CSK Auto Corp. (b)                                                     18             235
  Jos. A. Banks Clothiers Inc. (b) (c)                                    5             139
  PC Connection Inc. (b)                                                  9              65
  School Specialty Inc. (b) (c)                                           7             284
  World Fuel Services Corp.                                               4             149
                                                                                        972
SAVINGS & LOANS - 1.7%
  Flushing Financial Corp.                                                7             139


SOFTWARE - 3.5%
  JDA Software Group Inc. (b)                                            11             119
  Per-Se Technologies Inc. (b)                                           12             164
                                                                                        283
TELECOMMUNICATIONS EQUIPMENT - 3.3%
  Aeroflex Inc. (b)                                                      25             266


TRANSPORTATION - 1.7%
  RailAmerica Inc. (b)                                                   12             135

  Total Common Stocks (cost $8,004)                                                   8,058
SHORT TERM INVESTMENTS - 2.5%
MONEY MARKET FUNDS - 2.5%
  Dreyfus Cash Management Plus, 1.50%, 09/30/04 (a) (d)                 201             201

  Total Short Term Investments (cost $201)                                              201
TOTAL INVESTMENTS - 102.2% (cost $8,205)                                              8,259

OTHER ASSETS AND LIABILITIES, NET -  (2.2%)                                           (178)

TOTAL NET ASSETS - 100%                                                              $8,081

JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND (NY)
COMMON STOCKS - 99.1%
AUTO MANUFACTURERS - 8.5%
  General Motors Corp. (c)                                               28          $1,185


CHEMICALS - 10.1%
  E.I. du Pont de Nemours & Co.                                          33           1,408


DIVERSIFIED FINANCIAL SERVICES - 21.3%
  Citigroup Inc.                                                         31           1,348
  JPMorgan Chase & Co.                                                   41           1,624
                                                                                      2,972
MANUFACTURING - 11.6%
  General Electric Capital Corp.                                         48           1,615


OIL & GAS PRODUCERS - 12.8%
  Exxon Mobil Corp.                                                      37           1,782


PHARMACEUTICALS - 7.5%
  Merck & Co. Inc.                                                       32           1,050


TELECOMMUNICATIONS - 18.0%
  AT&T Corp.                                                             72           1,027
  SBC Communications Inc.                                                57           1,486
                                                                                      2,513
TOBACCO - 9.2%
  Altria Group Inc.                                                      27           1,288

  Total Common Stocks (cost $14,139)                                                 13,812
SHORT TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
  Dreyfus Cash Management Plus, 1.50%, 09/30/04 (a) (d)                 175             175

  Total Short Term Investments (cost $175)                                              175
TOTAL INVESTMENTS - 100.4% (cost $14,313)                                            13,987

OTHER ASSETS AND LIABILITIES, NET -  (0.4%)                                            (49)

TOTAL NET ASSETS - 100%                                                             $13,938

JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)
COMMON STOCKS - 99.3%
AUTO MANUFACTURERS - 19.1%
  Ford Motor Co.                                                        112          $1,570
  PACCAR Inc.                                                            32           2,219
                                                                                      3,789
COMMERCIAL SERVICES - 8.9%
  Cendant Corp.                                                          82           1,768


DIVERSIFIED FINANCIAL SERVICES - 25.5%
  Capital One Financial Corp. (c)                                        30           2,205
  Countrywide Financial Corp.                                            72           2,844
                                                                                      5,049
Electric - 10.1%
  PG&E Corp. (b)                                                         66           2,006


MACHINERY - 8.8%
  Caterpillar Inc.                                                       22           1,749
RETAIL - 17.7%
  Best Buy Co. Inc. (c)                                                  35           1,917
  Sears Roebuck & Co. (c)                                                40           1,596
                                                                                      3,513
TELECOMMUNICATIONS EQUIPMENT - 9.2%
  Lucent Technologies Inc. (b) (c)                                      576           1,825

  Total Common Stocks (cost $18,618)                                                 19,699
SHORT TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
  Dreyfus Cash Management Plus, 1.50%, 09/30/04 (a) (d)                 132             132

  Total Short Term Investments (cost $132)                                              132
TOTAL INVESTMENTS - 100.0% (cost $18,750)                                            19,831

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                  3

TOTAL NET ASSETS - 100%                                                             $19,834

Notes to the Schedules of Investments:
(a)  Dividend yield changes daily to reflect current market conditions.
     Rate is the quoted yield as of September 30, 2004.
(b)  Non-income producing security.
(c)  All or portion of the security has been loaned.
(d)  Investments in affiliates.

SUMMARY OF INVESTMENTS BY COUNTRY:
                                                                       JNL/MELLON CAPITAL
                                                                       MANAGEMENT
                                                                       GLOBAL 15 FUND (NY)

Hong Kong                                                              32.9%
United Kingdom                                                         35.1
United States                                                          32.0
Total Investments                                                      100.0%

SUMMARY OF OPEN CURRENCY CONTRACTS (IN THOUSANDS):
                  Currency          Settlement       Notional          Currency         Unrealized
                  Purchased/Sold    Date             Amount            Value            Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund  (NY)

                  GBP/USD  10/01/04 19 GBP           $18               $35                       -

                                                                        35                       -


Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.

ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNLNY Variable Fund I LLC


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 24, 2004


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         -------------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 24, 2004


By:      /s/ Mark D. Nerud
         -------------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 24, 2004